Note 22 - Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2025
Note 22 - Deferred tax assets and liabilities
Note 22 - Deferred tax assets and liabilities

22        Deferred tax assets and liabilities

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of each country.

The evolution of deferred tax assets and liabilities during the year is as follows:

Deferred tax assets

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	55,925	153,915	714,798	160,804	1,085,442
Translation differences	88	868	122	1,290	2,368
Increase due to business combinations (*)	-	-	3,014	-	3,014
Charged to other comprehensive income	-	-	153	1,237	1,390
Income statement (charge) / credit	7,532	11,987	(56,032)	3,375	(33,138)
At December 31, 2025	63,545	166,770	662,055	166,706	1,059,076

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	31,511	199,019	634,894	185,997	1,051,421
Translation differences	(22)	(277)	(76)	(829)	(1,204)
Changes due to business combinations (**)	-	88	(414)	1,821	1,495
Charged to other comprehensive income	-	-	(2,006)	885	(1,121)
Income statement credit / (charge)	24,436	(44,915)	82,400	(27,070)	34,851
At December 31, 2024	55,925	153,915	714,798	160,804	1,085,442

(*)	For the year 2025, related to the acquisition of a scrap processing business in Beaver Falls, Pennsylvania. For more information see note 34.
(**)	For the year 2024, related to Mattr’s pipe coating business unit acquisition.

Deferred tax liabilities

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	568,638	75,230	114,217	758,085
Translation differences	646	-	413	1,059
Increase due to business combinations (*)	3,014	-	-	3,014
Decrease due to deconsolidation of subsidiaries (**)	(8)	-	-	(8)
Charged to other comprehensive income	-	-	(256)	(256)
Income statement credit	(35,792)	(29,331)	(29,615)	(94,738)
At December 31, 2025	536,498	45,899	84,759	667,156

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	618,874	114,335	160,202	893,411
Translation differences	(194)	(72)	(174)	(440)
Changes due to business combinations(***)	1,223	-	2,033	3,256
Charged to other comprehensive income	-	-	(904)	(904)
Income statement credit	(51,265)	(39,033)	(46,940)	(137,238)
At December 31, 2024	568,638	75,230	114,217	758,085

(*)	For the year 2025, related to the acquisition of a scrap processing business in Beaver Falls, Pennsylvania. For more information see note 34.
(**)	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.
(***)	For the year 2024, related to Mattr’s pipe coating business unit acquisition.

Deferred tax assets related to tax losses of Tenaris subsidiaries are recognized to the extent it is probable that future taxable profits will be available, against which such losses can be utilized. The utilization of such tax losses may also be restricted by the nature of the profit, expiration dates and/or potential limitations on their yearly consumption. In determining the recoverable amount of deferred taxes, Tenaris considered existing evidence, both positive and negative, including the historical taxable profits and the projections of future taxable profits prepared by management to assess the probability that the deferred tax assets will be realized. Management applies significant judgment in assessing the likelihood that future taxable profits will be available.

Deferred tax assets related to tax losses as of the end of 2025 and 2024 include $620.0 million and $623.8 million respectively, recognized in its Luxembourg subsidiary mainly due to impairment charges over certain undertakings in the past years. Under the Luxembourg tax law, tax losses generated before 2017 can be carried forward indefinitely and are not subject to any yearly consumption limitation. Losses incurred as from 2017 may be carried forward for a maximum of 17 years.

Tenaris has concluded as of December 31, 2025, and 2024 that it is probable that sufficient future taxable profits will be generated by business carried out by its Luxembourg subsidiary which, since 2024, has expanded its activities including sales, distribution, logistics and marketing of steel products and other related services, against which the above-mentioned tax losses could be utilized prior to their expiration.

Deferred tax assets related to tax losses as of the end of 2025 and 2024 also include $31.4 million and $79.4 million respectively, from U.S. subsidiaries mainly related to the acquisition of IPSCO in 2020. Tenaris has concluded that these deferred tax assets will be recoverable based on the business plans and budgets.

Approximately 99% of the recognized tax losses have an expiration date in more than 5 years or do not expire.

As of December 31, 2025, the unrecognized deferred tax assets originating in tax losses or tax credits amounted to $2.7 billion.

Approximately 98% of the unrecognized deferred tax assets have an expiration date in more than 5 years or do not expire.

The estimated recovery analysis of deferred tax assets and settlement of deferred tax liabilities, which takes into consideration management assumptions and estimates, is as follows:

	Year ended December 31,
	2025	2024
Deferred tax assets to be recovered after 12 months	707,001	755,743
Deferred tax liabilities to be settled after 12 months	599,064	696,693

Deferred income tax assets and liabilities are offset when (1) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (2) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

	Year ended December 31,
	2025	2024
Deferred tax assets	834,168	831,298
Deferred tax liabilities	442,248	503,941
	391,920	327,357

The movement in the net deferred income tax asset / (liability) account is as follows:

	Year ended December 31,
	2025	2024
At the beginning of the year	327,357	158,010
Translation differences	1,309	(764)
Changes due to business combinations (*)	-	(1,761)
Changes due to deconsolidation of subsidiaries (**)	8	-
Charged to other comprehensive income	1,646	(217)
Income statement credit	61,600	172,089
At the end of the year	391,920	327,357

(*)	For the year 2024, related to Mattr’s pipe coating business unit acquisitions.
(**)	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.